Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2017
Disclosure of Investments in associates and joint ventures [Abstract]
Disclosure of investments accounted for using equity method [text block]
14.	Investments in associates and joint ventures

The details on the participations, economic activity, address, area of operations and financial information of the investments in joint ventures and associates can be found in Exhibit 1.

14.1	Composition and movements

The balance as of December 31, 2017 and 2016 of investments in associates and joint ventures, is as follows:

	2017	2016
Investment in joint ventures
Equion Energy Limited	1,057,466	1,156,430
Offshore International Group	845,325	937,938
Ecodiesel Colombia SA	38,383	39,525
	1,941,174	2,133,893
Less impairment:
Equion Energy Limited	(296,427)	(253,683)
Offshore International Group	(539,465)	(577,053)
	1,105,282	1,303,157
Investments in associates
Invercolsa SA	223,963	243,156
Serviport SA	9,905	5,255
Olefinas Port Society	1,214	1,126
	235,082	249,537
Less impairment: Serviport SA	(9,904)	-
	225,178	249,537
	1,330,460	1,552,694

The following is the movement of investments in companies:

For the year ended December 31, 2017:

	Associates	Joint ventures	Total
Opening balance	249,537	1,303,157	1,552,694
Effects of equity method through:
Profit or loss	46,669	46,869	93,538
Other comprehensive income	-	(14,752)	(14,752)
Dividends declared	(61,124)	(224,837)	(285,961)
Impairment (Note 18.1.2)	(9,904)	(5,155)	(15,059)
Closing balance	225,178	1,105,282	1,330,460

For the year ended December 31, 2016:

	Associates	Joint ventures	Total
Opening balance	69,516	1,862,418	1,931,934
Effects of equity method through:
Profit or loss	48,299	13,046	61,345
Other comprehensive income	173,772	(49,127)	124,645
Dividends declared	(42,050)	(384,787)	(426,837)
Impairment (Note 18.1.2)	-	(127,858)	(127,858)
Reclassifications	-	(10,535)	(10,535)
Closing balance	249,537	1,303,157	1,552,694

14.2	Restrictions on investments

The number of shares held by Ecopetrol in Invercolsa S.A. has been subject to a legal dispute with another shareholder of this company. The courts decided in favor of Ecopetrol through a ruling IN 2011, whereby it was determined that 324 million shares, equivalent to 11.58% of Invercolsa S.A.’s share capital should be returned to Ecopetrol. Ecopetrol’s equity share in said company is 43.35%. The dividends paid in relation to the shares returned to Ecopetrol are also subject to controversy. As of December 31, 2017, the settlement of these claims is still pending.

14.3	Additional information about associates and joint ventures

The breakdown of assets, liabilities and results of the two main investments in associates and joint ventures, Equion Energy Limited and the Offshore International Group, as of December 31, 2017 and 2016 is as follows:

	2017		2016
	Equion	Offshore	Equion	Offshore
	Energy	International	Energy	International
	Limited	Group	Limited	Group
Statement of financial position
Current assets	909,927	289,618	712,078	317,700
Non-current assets	955,849	1,568,395	1,406,510	1,693,947
Total assets	1,865,776	1,858,013	2,118,588	2,011,647
Current liabilities	430,130	192,513	417,203	147,090
Non-current liabilities	98,835	657,746	170,527	671,577
Total liabilities	528,965	850,259	587,730	818,667
Equity	1,336,811	1,007,754	1,530,858	1,192,980

Other complementary information
Cash and cash equivalents	170,618	32,490	300,689	22,224
Current financial liabilities	336,352	97,960	328,497	21,408
Non-current financial liabilities	2,921	214,259	309	356,353

	2017		2016		2015
	Equion	Offshore	Equion	Offshore	Equion	Offshore
	Energy	International	Energy	International	Energy	International
	Limited	Group	Limited	Group	Limited	Group
Statement of profit or loss
Sales revenue	1,213,692	393,210	1,204,301	379,811	1,218,796	463,660
Costs	(793,999)	(508,461)	(969,318)	(502,107)	(958,467)	(654,095)
Administrative expenses and others	12,188	(103,340)	(44,810)	(221,238)	(74,258)	(128,895)
Financial income (expenses)	2,373	(20,264)	59,143	(12,010)	37,970	(8,528)
Income tax	(180,546)	60,575	30,199	107,507	(209,221)	90,294
Financial year results	253,708	(178,280)	279,515	(248,037)	14,820	(237,564)
Other comprehensive results	913,728	-	935,847	-	1,024,423	-

Other complementary information
Dividends paid to the Ecopetrol Business Group	217,075	-	375,035	-	284,984	-
Depreciation and amortization	557,970	232,953	678,488	228,250	642,369	229,317

Included below, there is a reconciliation of equity between the most significant participations and the carrying amount of investments as of December 31, 2017 and 2016:

	2017		2016
	Equion	Offshore	Equion	Offshore
	Energy	International	Energy	International
	Limited	Group	Limited	Group
Equity of the associate	1,336,811	1,007,754	1,530,858	1,192,980
% of Ecopetrol’s ownership	51%	50%	51%	50%
Ecopetrol’s ownership	681,773	503,877	780,738	596,490
Additional value of the investment	375,693	341,448	375,693	341,448
Impairment	(296,427)	(539,465)	(253,684)	(577,053)
Carrying amount of the investment	761,039	305,860	902,747	360,885